Non Current Liabilities - Convertible Note - Summary of Fair Value of Convertible Notes (Detail)	Jun. 30, 2020 AUD ($)
Note - Liability [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at issuance	$ 4,419,531
Fair value movements	4,369,582
Fair value of convertible notes	8,789,113
Conversion Feature - Equity [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at issuance	41,431,774
Fair value of convertible notes	$ 41,431,774